SCHEDULE OF FUTURE ANNUAL ESTIMATED AMORTIZATION EXPENSE (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 883,891	$ 883,891
2025	878,391	883,891
2026	801,355	878,391
2027	655,667	801,355
2027		662,550
Thereafter		670,426
Total	4,338,558	$ 4,780,504
2023 (remaining six months)	441,946
Thereafter	$ 677,308